Earnings Per Share (Tables)	12 Months Ended
Dec. 29, 2013
Earnings Per Share [Abstract]
Reconciliation of basic net earnings per share to diluted net earnings per share
The following is a reconciliation of basic net earnings per share to diluted net earnings per share for the fiscal years ended December 29, 2013, December 30, 2012 and January 1, 2012:

(In Millions Except Per Share Amounts)	2013	2012	2011
Basic net earnings per share attributable to Johnson & Johnson	$4.92	3.94	3.54
Average shares outstanding — basic	2,809.2	2,753.3	2,736.0
Potential shares exercisable under stock option plans	148.5	164.6	158.3
Less: shares repurchased under treasury stock method	(103.3)	(128.2)	(122.6)
Convertible debt shares	3.0	3.6	3.6
Accelerated share repurchase program	19.6	19.3	—
Adjusted average shares outstanding — diluted	2,877.0	2,812.6	2,775.3
Diluted net earnings per share attributable to Johnson & Johnson	$4.81	3.86	3.49